CAPITAL LEASE OBLIGATIONS	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 5. CAPITAL LEASE OBLIGATIONS

The Company has entered into several capital lease obligations to purchase equipment for operations. The Company has the option to purchase the equipment at the end of the lease agreement for one dollar. The underlying assets and related depreciation were included in the appropriate fixed asset category and related depreciation account.

Property and equipment includes the following amounts for leases that have been capitalized as of June 30, 2012 and 2011:

	Useful Life (Years)	June 30, 2012	June 30, 2011

Equipment	5	$60,523	$60,523
Software	5	79,214	79,214
		139,737	139,737
Acumulated Depreciation		(125,058)	(97,110)
		$14,679	$42,627

Future minimum payments required under capital leases at June 30, 2012, are as follows:

June 30, 2012

FY 2013	$19,397
Thereafter	-

Total future payments	19,397
Less: Amount representing interest	757

Present value of future minimum payments	18,640
Less: Current portion	18,640

Long term portion	$-